Loans and Financing (Tables)	6 Months Ended
Jun. 30, 2024
Loans and Financing [Abstract]
Schedule of Outstanding Balance of Loans and Financing	The outstanding balance of loans and financing are summarized as follows:
	Interest Rate	Maturity	June 30, 2024	December 31, 2023
Loans:
Santander Bank	23.14% per annum	2025	3,200	4,254
Bradesco Bank	0.96% per month	2024	171	343
Bradesco Bank	2.19% per month	2026	178	-
BNDES	12.27% per annum	2024	227	692
Total			3,776	5,289
Current			3,598	4,960
Non-current			178	329

Schedule of Non-Current Liabilities	The amounts recorded in non-current liabilities have the following maturity schedule:
	June 30, 2024	December 31, 2023
2025	160	311
2026	18	18
Non-current liabilities	178	329

Schedule of Loan Activity	The following is a summary of loan activity as of June 30, 2024, and December 31, 2023:
Balance as of January 1, 2023	1,807
Additions	5,462
Interest accrual	940
Principal payments	(2,034)
Interest payments	(886)
Balance as of December 31, 2023	5,289
Additions	3,200
Interest accrual	296
Principal payments	(4,644)
Interest payments	(365)
Balance as of June 30, 2024	3,776

Schedule of Trade and Other Payables	The breakdown of Trade and other payables is as follows:
	June 30, 2024	December 31, 2023
Suppliers- National and foreign	8,242	7,676
Suppliers - IPO transaction expenses(i)	49,952	39,457
Trade accounts payable	58,194	47,133
(i)	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company.